Leases (Details 2) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Leases
2025	$ 175,528
2026	172,651
2027	169,713
2028	169,713
2029	169,713
Thereafter	339,425
Total future minimum lease payments	1,196,743
Less:Imputed interest	137,740
Total	$ 1,059,003	$ 1,236,548